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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
                                               -----------------------

Check Here if Amendment /X/; Amendment Number:     2
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Polygon Investment Partners LLP
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   Address:      4 Sloane Terrace
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                 London SW1X 9DQ
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                 United Kingdom
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Form 13F File Number: 28-10987
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager: Polygon Investment Partners LLP

Name:     Sean Cote
         -------------------------------
Title:    General Counsel
         -------------------------------
Phone:    011-44-20-790 1 8330
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Sean Cote                London, England    December 13, 2010
   -------------------------------    -----------------   ------------------
           [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2
                                        --------------------

Form 13F Information Table Entry Total:          7
                                        --------------------

Form 13F Information Table Value Total:   29,938 (x $1,000)
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number      Name

    01        28-10988                  Polygon Investment Partners LP
    ------    -----------------         ---------------------------------------
    02        28-10989                  Polygon Investments Ltd.
    ------    -----------------         ---------------------------------------

FORM 13F INFORMATION TABLE

                                                       VALUE    SHARES   SH/  PUT/ INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN  CALL DISCRETION MANAGERS SOLE             SHARED NONE
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ALLIS CHALMERS ENERGY INC   COM PAR $.01NW   019645506   1493    358263  SH        DEFINED    02                358263       0    0
AMBASSADORS INTL INC        COM NEW          023178205    842    463496  SH        DEFINED    01:02             463496       0    0
COMPUCREDIT HLDGS CORP      COM              20478T107    160     33204  SH        DEFINED    01:02              33204       0    0
EVERGREEN SOLAR INC         NOTE 4.000% 7/1  30033RAC2    770   2000000  PRN       DEFINED    01:02            2000000       0    0
FLOTEK INDS INC DEL         NOTE 5.250% 2/1  343389AA0   4854   9000000  PRN       DEFINED    01:02            9000000       0    0
NXP SEMICONDUCTORS N V      COM              N6596X109  14285   1328928  SH        DEFINED    01:02            1328928       0    0
RENTECH INC                 NOTE 4.000% 4/1  760112AA0   7534  10213000  PRN       DEFINED    01:02           10213000       0    0